MAJOR CUSTOMER	12 Months Ended
Dec. 31, 2013
MAJOR CUSTOMER [Abstract]
MAJOR CUSTOMER
NOTE 12:-        MAJOR CUSTOMER

The following table sets forth the customers that represented 10% or more of the Company's total revenues in each of the periods set forth below:

	Year ended December 31,
	2011		2012		2013
Customer A	67%		63%		46%
Customer B	*	)	*	)	11%

*) Less than 10%

The following is a summary of customers that accounted for at least 10% of the total trade receivables as of December 31, 2013 and December 31, 2012:

	As of December 31
	2012		2013
Customer A	72%		* )
Customer B	*	)	10%
Customer C	*	)	69%

*) Less than 10%